DEBT (Details Narrative) $ in Thousands, £ in Millions					3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 09, 2021 USD ($)	May 03, 2021 USD ($)	Jun. 20, 2019 USD ($)	Aug. 09, 2011 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	May 23, 2019 USD ($)	May 05, 2019 USD ($)
Debt Instrument [Line Items]
Working capital facility						$ 169,000	$ 151,300
Line of Credit Facility, Interest Rate During Period						2.60%	2.60%
Short-term Debt						$ 96,468	$ 42,360
CIB Long Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 21,000
Short-term Debt, Description						Under the terms of its arrangement with CIB, the Company repaid $11.0 million of this balance during the third quarter of 2020 with the remaining $10.0 million due during the third quarter of 2021 but subsequently renegotiated to be repaid in the fourth quarter of 2021. Borrowings under the CIB Long-Term Debt incur interest at 2% per annum over 6 months LIBOR (to be settled on monthly basis) plus 50 basis points per annum.
Repayments of debt					$ 11,000
Remaining debt obligation amount						$ 10,000
Debt Instrument, Interest Rate, Stated Percentage							230.00%
CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term Debt, Description						The U.S. Dollar time loan facility accrues interest at 2.25% per annum over 3 months LIBOR plus 50 basis points per annum of the Highest Monthly Debit Balance (“HMDB”) commission. The Egyptian Pound time loan and overdraft facilities accrue interest at 0.75% per annum over the Central Bank of Egypt’s Corridor Offer Rate plus 50 basis points per annum, HMDB commission.
ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Utilized working capital facility							$ 0
Short-term Debt, Description						The ABK Short-Term Debt accrues interest at 1.65% per annum over The Central Bank of Egypt’s Corridor Offer Rate. As of September 30, 2021, and December 31, 2020, this resulted in an interest rate of 11% and 11%, respectively. As of September 30, 2021, the Company had utilized $0.0 (zero) million of the ABK Short-Term Debt facility and $0.1 million in letters of guarantee with $3.0 million and $
Debt Instrument, Interest Rate, Stated Percentage						11.00%	11.00%	11.00%
HSBC Loan Line [Member]
Debt Instrument [Line Items]
Debt Instrument, maturity date		Dec. 04, 2021
Line of Credit Facility, Interest Rate During Period		3.10%				2.50%
Debt instrument, face amount	$ 36,000	$ 9,900
Repayments of debt	$ 9,900			$ 9,900
ALGERIA
Debt Instrument [Line Items]
Working capital facility						$ 3,000
Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						600	$ 200
Utilized working capital facility						900	$ 1,300
Debt instrument, face amount						$ 1,500
Debt Instrument, Interest Rate, Stated Percentage						2.40%	2.30%	2.40%
Time Loan Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						$ 2,000	$ 0
Utilized working capital facility						$ 0	$ 2,000
Debt instrument, face amount | £								£ 2.0
Debt Instrument, Interest Rate, Stated Percentage						10.00%	10.00%	10.00%
Time Loan Facility [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity							$ 3,000
Time Loan Overdraft Facility [Member] | CIB Short-Term Debt [Member] | Egyptian [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						$ 10,000	200
Utilized working capital facility						0	9,800
Debt instrument, face amount | £								£ 10.0
One Bank [Member]
Debt Instrument [Line Items]
Working capital facility						600
Line of Credit Facility, Remaining Borrowing Capacity						$ 0
London Interbank Offered Rate (LIBOR) [Member] | CIB Long Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						2.00%		2.00%
London Interbank Offered Rate (LIBOR) [Member] | HSBC Loan Line [Member]
Debt Instrument [Line Items]
Percentage of debt accrued interest	2.40%	3.00%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period						2.40%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period						2.70%
Term Loan [Member]
Debt Instrument [Line Items]
Withdrawn term loan						$ 258,800	285,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, maturity date						May 06, 2023
Long-term Line of Credit						$ 65,000
Withdrawn term loan					$ 65,000		65,000
Line of Credit Facility, Commitment Fee Percentage			0.60%
Future Interest Payments 2023			The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to May 6, 2023. Any unutilized balances from the RCF can be drawn down again during the 4-year tenure at the same terms.
Line of Credit Facility, Remaining Borrowing Capacity							0		$ 0
Revolving Credit Facility [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility						169,000
Letters of Guarantee [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						6,600	6,300
Debt instrument, face amount						7,900	8,300
Letters of Guarantee [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity							100
Debt instrument, face amount							100		$ 200
Change in shares issued to NPS/GES							200
Short-term Debt							0
Letters of Guarantee [Member] | Time Loan Facility [Member] | CIB Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						14,500
Time Loan Facility [Member] | ABK Short-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						3,000
Change in shares issued to NPS/GES							2,300
Short-term Debt							800
Secured Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 525,000							$ 485,000	$ 450,000
Debt Instrument, Periodic Payment, Principal						492,800
Debt Instrument, Periodic Payment						$ 258,800
Debt Instrument, Covenant Description						Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00.
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Debt Instrument [Line Items]
Working capital facility						$ 24,700	24,700
Line of Credit Facility, Remaining Borrowing Capacity						6,700	6,200
Utilized working capital facility						18,100	18,500
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | QATAR
Debt Instrument [Line Items]
Working capital facility						10,300	10,300
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | UNITED ARAB EMIRATES
Debt Instrument [Line Items]
Working capital facility						14,300	14,300
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member] | KUWAIT
Debt Instrument [Line Items]
Working capital facility						100	100
Secured Facilities Agreement [Member] | Lenders [Member]
Debt Instrument [Line Items]
Working capital facility						$ 8,800	21,900
Line of Credit Facility, Description						letters of credit and refinancing letters of credit into short-term debt over a period of one year, which carries an interest rate equal to three-month U.S. Dollar LIBOR for the applicable interest period, plus a margin of 1.00% to 1.25% per annum.
Utilized working capital facility						$ 160,200	129,400
Secured Facilities Agreement [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal						$ 492,800
Debt Instrument, maturity date						May 06, 2025
Secured Facilities Agreement [Member] | Successors [Member]
Debt Instrument [Line Items]
Reduced term loan amount							$ 501,300
Incremental Facilities Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 40,000							$ 35,000